Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 26, 2015
Registrant Name	SCHRODER SERIES TRUST
Central Index Key	0000908802
Amendment Flag	false
Document Creation Date	Aug. 24, 2015
Document Effective Date	Aug. 26, 2015
Prospectus Date	Aug. 26, 2015
Schroder Emerging Markets Small Cap Fund | Investor Shares
Prospectus:
Trading Symbol	SMLNX
Schroder Emerging Markets Small Cap Fund | R6 Shares
Prospectus:
Trading Symbol	SMLRX
Schroder Short Duration Bond Fund | Investor Shares
Prospectus:
Trading Symbol	SDBNX
Schroder Short Duration Bond Fund | R6 Shares
Prospectus:
Trading Symbol	SDBRX